Financial assets, liabilities and financial result (excluding Orange Bank) - TDIRA - General information (Details) - Perpetual bonds redeemable for shares [member] € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) instrument	Dec. 31, 2017 EUR (€) instrument	Dec. 31, 2016 EUR (€) instrument	Jan. 01, 2010	Feb. 24, 2003 EUR (€) € / shares
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 818				€ 14,100
Number of TDIRA outstanding | instrument	57,981	89,398	89,398
Number of securities redeemed | instrument	31,417
Notional amount of securities redeemed	€ 443
Number of shares issued on conversion of one bond	582.5561				300
Debt conversion price (in euros per share) | € / shares					€ 24.204
Equity component of notional amount	€ 196	€ 303	€ 303
Equity component before deferred taxes of notional amount	€ 196	€ 303	€ 303
Three months Euribor rate [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate				2.50%